Goodwill and intangible assets - Assumption changes and experience adjustments (Details) - Present value of in-force long-term insurance business - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Regulatory-driven changes	$ 875	$ 59
Future sharing of returns with policyholders on contracts with discretionary features	72	324
Other changes	$ 695	$ 160